Group balance sheet - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment		$ 98,633	$ 100,238
Goodwill		10,300	14,888
Intangible assets		8,197	9,646
Investments in joint ventures		13,400	12,291
Investments in associates		7,325	7,741
Other investments		857	1,292
Fixed assets		138,712	146,096
Loans		1,991	1,961
Trade and other receivables		2,376	1,815
Derivative financial instruments		20,957	16,114
Prepayments		608	548
Deferred tax assets		4,325	5,403
Defined benefit pension plan surpluses		7,771	7,457
Non-current assets		176,740	179,394
Current assets
Loans		457	223
Inventories		22,499	23,232
Trade and other receivables		26,014	27,127
Derivative financial instruments		5,180	5,112
Prepayments		3,422	2,594
Current tax receivable		1,153	1,096
Other investments		158	165
Cash and cash equivalents		36,556	39,204
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		95,439	98,753
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		6,347	4,081
Current assets		101,786	102,834
Total assets		278,526	282,228
Current liabilities
Trade and other payables		56,843	58,411
Derivative financial instruments		4,413	4,347
Accruals		5,572	6,071
Current lease liabilities		2,832	2,660
Current finance debt		3,356	4,474
Current tax payable		1,262	1,573
Provisions		4,709	3,600
Current liabilities other than liabilities included in disposal groups classified as held for sale		78,987	81,136
Liabilities included in disposal groups classified as held for sale		1,594	1,105
Current liabilities		80,581	82,241
Non-current liabilities
Other payables		7,975	9,409
Derivative financial instruments		19,667	18,532
Accruals		1,834	1,326
Non-current lease liabilities		11,739	9,340
Finance debt		54,602	55,073
Deferred tax liabilities		7,642	8,428
Provisions		15,670	14,688
Defined benefit pension plan and other post-employment benefit plan deficits		4,816	4,873
Non-current liabilities		123,945	121,669
Total liabilities		204,526	203,910
Net assets		74,000	78,318
Equity
bp shareholders’ equity		53,052	59,246
Non-controlling interests		20,948	19,072
Total equity	[1]	$ 74,000	$ 78,318

[1]	See Note 32 for further information.